Related Party Transactions - Schedule of Amounts due to Related Parties (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Amounts due to Related Parties [Line Items]
Due to related party – recognized at fair value	$ 11,241	$ 10,741
Daniel McClory, Executive Chairman and Director [Member]
Schedule of Amounts due to Related Parties [Line Items]
Due to related party – recognized at fair value	10,500	10,500
Alberto Libanori, Director [Member]
Schedule of Amounts due to Related Parties [Line Items]
Due to related party – recognized at fair value	$ 741	$ 241